Quarterly Holdings Report
for
Fidelity Freedom® Blend 2040 Fund
June 30, 2023
FBF-Y40-NPRT1-0823
1.9892475.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.14% to 5.19% 7/27/23 to 9/14/23 (b) (Cost $2,729,466)	2,740,000	2,730,481

Domestic Equity Funds - 47.6%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	13,969,836	195,018,912
Fidelity Series Commodity Strategy Fund (c)	137,205	13,281,410
Fidelity Series Large Cap Growth Index Fund (c)	7,073,524	123,220,794
Fidelity Series Large Cap Stock Fund (c)	7,174,124	135,590,937
Fidelity Series Large Cap Value Index Fund (c)	17,412,599	251,960,312
Fidelity Series Small Cap Core Fund (c)	58,075	596,425
Fidelity Series Small Cap Opportunities Fund (c)	4,770,061	61,438,384
Fidelity Series Value Discovery Fund (c)	6,273,274	92,969,918
TOTAL DOMESTIC EQUITY FUNDS (Cost $786,832,527)		874,077,092

International Equity Funds - 40.2%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	3,614,252	51,539,231
Fidelity Series Emerging Markets Fund (c)	5,429,552	45,119,575
Fidelity Series Emerging Markets Opportunities Fund (c)	11,747,390	199,118,257
Fidelity Series International Growth Fund (c)	7,239,896	118,951,489
Fidelity Series International Index Fund (c)	4,302,815	49,353,289
Fidelity Series International Small Cap Fund (c)	2,209,888	35,866,489
Fidelity Series International Value Fund (c)	10,796,306	119,407,142
Fidelity Series Overseas Fund (c)	9,489,585	118,999,392
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $729,257,963)		738,354,864

Bond Funds - 10.7%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	198,268	1,566,314
Fidelity Series Corporate Bond Fund (c)	1,188,441	10,755,391
Fidelity Series Emerging Markets Debt Fund (c)	1,226,069	9,072,909
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	323,268	3,038,716
Fidelity Series Floating Rate High Income Fund (c)	191,527	1,716,084
Fidelity Series Government Bond Index Fund (c)	1,718,360	15,757,364
Fidelity Series High Income Fund (c)	1,148,819	9,408,827
Fidelity Series International Developed Markets Bond Index Fund (c)	1,318,165	11,309,855
Fidelity Series Investment Grade Bond Fund (c)	1,616,172	16,080,909
Fidelity Series Investment Grade Securitized Fund (c)	1,225,124	10,903,599
Fidelity Series Long-Term Treasury Bond Index Fund (c)	17,347,693	104,433,115
Fidelity Series Real Estate Income Fund (c)	265,994	2,548,221
TOTAL BOND FUNDS (Cost $224,920,415)		196,591,304

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (d)	2,172,041	2,172,475
Fidelity Series Government Money Market Fund 5.17% (c)(e)	6,117,066	6,117,066
Fidelity Series Short-Term Credit Fund (c)	28,808	276,844
Fidelity Series Treasury Bill Index Fund (c)	1,486,929	14,780,076
TOTAL SHORT-TERM FUNDS (Cost $23,358,683)		23,346,461

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,767,099,054)	1,835,100,202
NET OTHER ASSETS (LIABILITIES) - 0.0%	(367,268)
NET ASSETS - 100.0%	1,834,732,934

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	364	Sep 2023	40,864,688	(668,650)	(668,650)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	415	Sep 2023	44,443,906	(680,498)	(680,498)

TOTAL PURCHASED					(1,349,148)

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	64	Sep 2023	14,362,400	(444,942)	(444,942)
ICE MSCI EAFE Index Contracts (United States)	87	Sep 2023	9,376,425	(69,584)	(69,584)
ICE MSCI Emerging Markets Index Contracts (United States)	326	Sep 2023	16,265,770	143,578	143,578

TOTAL SOLD					(370,948)

TOTAL FUTURES CONTRACTS					(1,720,096)
The notional amount of futures purchased as a percentage of Net Assets is 4.6%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,730,481.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	2,384,560	12,729,021	12,941,106	34,377	-	-	2,172,475	0.0%
Total	2,384,560	12,729,021	12,941,106	34,377	-	-	2,172,475

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,527,552	76,310	4,921	230	(48)	(32,579)	1,566,314
Fidelity Series Blue Chip Growth Fund	179,758,391	7,706,563	21,680,389	-	(2,072,236)	31,306,583	195,018,912
Fidelity Series Canada Fund	47,013,193	3,540,718	935,190	-	32,355	1,888,155	51,539,231
Fidelity Series Commodity Strategy Fund	11,723,132	1,879,570	36,908	-	(2,051)	(282,333)	13,281,410
Fidelity Series Corporate Bond Fund	8,036,114	2,842,569	26,928	89,305	(54)	(96,310)	10,755,391
Fidelity Series Emerging Markets Debt Fund	8,299,640	733,912	25,590	128,482	66	64,881	9,072,909
Fidelity Series Emerging Markets Debt Local Currency Fund	2,831,391	129,335	8,366	-	588	85,768	3,038,716
Fidelity Series Emerging Markets Fund	28,951,491	15,262,145	-	-	-	905,939	45,119,575
Fidelity Series Emerging Markets Opportunities Fund	194,380,858	-	907,323	-	13,333	5,631,389	199,118,257
Fidelity Series Floating Rate High Income Fund	1,591,069	112,712	4,921	36,632	6	17,218	1,716,084
Fidelity Series Government Bond Index Fund	11,925,306	4,155,847	39,406	87,685	(147)	(284,236)	15,757,364
Fidelity Series Government Money Market Fund 5.17%	4,919,665	2,752,026	1,554,625	60,971	-	-	6,117,066
Fidelity Series High Income Fund	8,370,268	1,048,984	26,574	130,456	118	16,031	9,408,827
Fidelity Series International Developed Markets Bond Index Fund	8,095,049	3,345,146	29,553	113,878	(351)	(100,436)	11,309,855
Fidelity Series International Growth Fund	109,126,275	6,108,662	821,878	-	18,770	4,519,660	118,951,489
Fidelity Series International Index Fund	45,250,122	3,270,541	672,707	-	35,590	1,469,743	49,353,289
Fidelity Series International Small Cap Fund	33,878,663	1,620,491	99,816	-	2,188	464,963	35,866,489
Fidelity Series International Value Fund	108,830,785	7,380,226	1,579,405	-	37,554	4,737,982	119,407,142
Fidelity Series Investment Grade Bond Fund	12,193,771	4,120,984	40,034	131,990	(59)	(193,753)	16,080,909
Fidelity Series Investment Grade Securitized Fund	8,297,954	2,770,866	27,368	85,224	(87)	(137,766)	10,903,599
Fidelity Series Large Cap Growth Index Fund	113,866,817	5,175,473	9,926,086	293,190	14,198	14,090,392	123,220,794
Fidelity Series Large Cap Stock Fund	124,887,114	5,400,617	3,697,813	-	123,791	8,877,228	135,590,937
Fidelity Series Large Cap Value Index Fund	232,868,976	15,458,309	6,657,585	-	84,521	10,206,091	251,960,312
Fidelity Series Long-Term Treasury Bond Index Fund	96,445,228	11,244,536	281,485	733,646	1,891	(2,977,055)	104,433,115
Fidelity Series Overseas Fund	109,019,237	6,236,592	1,288,224	-	61,835	4,969,952	118,999,392
Fidelity Series Real Estate Income Fund	2,793,728	184,305	452,756	46,057	(31,048)	53,992	2,548,221
Fidelity Series Short-Term Credit Fund	261,053	16,972	-	1,859	-	(1,181)	276,844
Fidelity Series Small Cap Core Fund	361,217	212,317	-	348	-	22,891	596,425
Fidelity Series Small Cap Opportunities Fund	57,192,685	3,525,159	2,474,523	-	26,259	3,168,804	61,438,384
Fidelity Series Treasury Bill Index Fund	12,245,376	3,847,292	1,301,412	153,369	(1,473)	(9,707)	14,780,076
Fidelity Series Value Discovery Fund	85,430,871	6,172,434	1,283,530	-	2,333	2,647,810	92,969,918
	1,670,372,991	126,331,613	55,885,316	2,093,322	(1,652,158)	91,030,116	1,830,197,246

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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